DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity File Number	000-30324
Entity Registrant Name	RADWARE LTD
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	22 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6971917
Title of 12(b) Security	Ordinary Shares, NIS 0.05 par value per share
Trading Symbol	RDWR
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	46,987,757
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001094366
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Contact Personnel Name	Doron Abramovitch
Entity Registrant Name	RADWARE LTD
Entity Address, Address Line One	22 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6971917
City Area Code	972-3
Local Phone Number	7668666